Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through other comprehensive income [abstract]
Disclosure of detailed information about financial assets at fair value through other comprehensive income

	2024	2023
	£m	£m
Debt securities and other eligible bills	74,772	71,059
Equity securities	4	6
Loans and advances	3,283	771
Financial assets at fair value through other comprehensive income	78,059	71,836